INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories by major categories are summarized as follows:
	June 30, 2014	September 30, 2013
Raw material	$73,699	$84,171
Work in process	3,175,624	3,989,995
	$3,249,323	$4,074,166

Inventory by major categories are summarized as follows:
	September 30, 2013	September 30, 2012
Raw materials	$84,171	$144,430
Work in process	3,989,995	3,395,956
Total	$4,074,166	$3,540,386